Equity-accounted investees - Dream Job and other individually immaterial associate (Details) - RUB (₽) ₽ in Thousands					5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Dec. 16, 2022	May 18, 2022	May 17, 2022	Apr. 20, 2021	May 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Cash consideration transferred								₽ 132,474	₽ 426,998	₽ 0
Percentage ownership interest					25.00%	46.66%	25.00%	9.91%
Non-current assets						₽ 14,208,634	₽ 15,452,084	₽ 14,208,634	15,452,084
Current assets						9,692,246	7,330,188	9,692,246	7,330,188
Current liabilities						(13,343,775)	(8,431,977)	(13,343,775)	(8,431,977)
Revenue								18,085,164	15,968,033	8,282,107
Profit before income tax								5,235,995	6,867,605	2,571,597
Net loss for the period (100%)								3,691,494	5,492,771	1,885,825
Total comprehensive loss (100%)								3,688,393	5,490,949	₽ 1,900,934
Cost of equity-accounted investee						272,724	414,621	272,724	414,621
Dream Job LLC
Disclosure of associates [line items]
Non-current assets		₽ 4,023		₽ 13,334		2,870	8,373	2,870	8,373
Current assets		2,159		37,758		92,348	13,783	92,348	13,783
Current liabilities		(176)				(16,748)	(80)	(16,748)	(80)
Net assets (100%)		6,006		51,092		78,470	22,076	78,470	22,076
Group's share of net assets acquired (25%)		₽ 6,006		₽ 51,092		₽ 78,470	22,076	₽ 78,470	₽ 22,076
Total net assets, percent		100.00%		100.00%		100.00%
Revenue					₽ 869	₽ 2,692	1,461
Profit before income tax					(16,069)	(27,537)	(29,016)
Net loss for the period (100%)					(16,069)	(27,537)	(29,016)
Total comprehensive loss (100%)					(16,069)	(27,537)	(29,016)
Dream Job LLC
Disclosure of associates [line items]
Percentage of ownership interest acquired				25.00%
Cash consideration transferred		₽ 100,000		₽ 61,000
The Group's share of: total comprehensive loss					(4,018)	(12,849)	(7,254)
Percentage ownership interest		46.66%	25.00%	25.00%				46.66%	25.00%
Additional interest acquired in associate		21.66%
Net assets (100%)				₽ 12,773		36,614	5,519	₽ 36,614	₽ 5,519
Group's share of net assets acquired (25%)				12,773		36,614	5,519	36,614	5,519
Goodwill		₽ 100,566		48,527		100,566	48,528	₽ 100,566	₽ 48,528
Total cash consideration				₽ 61,300
Total net assets, percent								100.00%	100.00%
Group's share of total comprehensive loss					₽ (4,018)	(12,849)	(7,254)
Contingent liabilities						0	0	₽ 0	₽ 0
Capital commitments						0	0	0	0
Cost of equity-accounted investee						137,180	₽ 54,047	₽ 137,180	₽ 54,047
Edstein LLC
Disclosure of associates [line items]
Percentage ownership interest	25.00%							25.00%
Group's share of net assets acquired		1,301
Group's share of additional contribution		46,660
Goodwill		52,039
Total cash consideration	₽ 45,000	₽ 100,000
Percentage of additional ownership interest purchased through call option	60.00%
Cost of equity-accounted investee	₽ 31,791					₽ 31,791		₽ 31,791
Fair value of call option recognised separately from investment in associate	₽ 13,209